Administrative Office

4333 Edgewood Road NE

Cedar Rapids, IA 52499

February 28, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account A

Merrill Lynch Retirement Plus Separate Account A – 33-43773;

Merrill Lynch Retirement Power – 333-90243;

Merrill Lynch Retirement Optimizer – 333-63904

Merrill Lynch Investor Choice – Investor Series – 333-118362

Commissioners:

Transamerica Advisors Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2010, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Filings:

BlackRock Variable Series Funds, Inc.

BlackRock Balanced Capital V.I. Fund, SEC File No.: 811-03290

BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290

BlackRock Capital Appreciation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Opportunities V.I. Fund, SEC File No.: 811-03290

BlackRock Government Income V.I. Fund, SEC File No.: 811-03290

BlackRock High Income V.I. Fund, SEC File No.: 811-03290

BlackRock International Value V.I. Fund, SEC File No.: 811-03290

BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290

BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290

BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290

BlackRock Money Market V.I. Fund, SEC File No.: 811-03290

BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290

BlackRock Total Return V.I. Fund, SEC File No.: 811-03290

BlackRock Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290

BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290

AIM Variable Insurance Funds

Invesco V.I. Basic Value Fund, SEC File No.: 811-07452

Invesco V.I. Capital Appreciation Fund, SEC File No.: 811-07452

Invesco V.I.Core Equity Fund, SEC File No.: 811-07452

Invesco V.I. International Growth Fund, SEC File No.: 811-07452

Invesco V.I.Mid Cap Core Equity Fund, SEC File No.: 811-07452

Invesco Van Kampen V.I. Comstock Fund, SEC File No.: 811-04424

Invesco Van Kampen V.I. Capital Growth Fund, SEC File No.: 811-04424

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein VPS Global Thematic Growth Portfolio, SEC File No.: 811-05398

AllianceBernstein VPS Growth and Income Portfolio, SEC File No.: 811-05398

AllianceBernstein VPS International Value Portfolio, SEC File No.: 811-05398

AllianceBernstein VPS Large Cap Growth Portfolio, SEC File No.: 811-05398

AllianceBernstein VPS Small/Mid Cap Value Portfolio, SEC File No.: 811-05398

AllianceBernstein VPS Value Portfolio, SEC File No.: 811-05398

American Century Variable Portfolios, Inc.

VP International Fund, SEC File No.: 811-05188

VP Ultra Fund, SEC File No.: 811-05188

American Funds Insurance Series

Asset Allocation Fund, SEC File No.: 811-03857

Bond Fund, SEC File No.: 811-03857

Growth Fund, SEC File No.: 811-03857

Growth-Income Fund, SEC File No.: 811-03857

International Fund, SEC File No.: 811-03857

Davis Variable Account Fund, Inc.

Davis Value Portfolio, SEC File No.: 811-09293

Dreyfus Variable Investment Fund

Dreyfus VIF Appreciation Portfolio, SEC File No.: 811-05125

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund, SEC File No.: 811-10067

Eaton Vance VT Large-Cap Value Fund, SEC File No.: 811-10067

Federated Insurance Series

Federated Capital Appreciation Fund II, SEC File No.: 811-08042

Federated Kaufmann Fund II, SEC File No.: 811-08042

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund, SEC File No.: 811-05583

Templeton Growth Securities Fund, SEC File No.: 811-05583

Janus Aspen Series

Janus Aspen Forty Portfolio, SEC File No.: 811-07736

Janus Aspen Enterprise Portfolio, SEC File No.: 811-07736

MFS Variable Insurance Trust

MFS Growth Series, SEC File No.: 811-08326

Oppenheimer Variable Accounts Funds

Oppenheimer Capital Appreciation Fund/VA, SEC File No.: 811-04108

Oppenheimer Main Street Fund®/VA, SEC File No.: 811-04108

Oppenheimer Main Street Small Cap Fund®/VA, SEC File No.: 811-04108

PIMCO Variable Insurance Trust

CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399

Low Duration Portfolio, SEC File No.: 811-08399

Real Return Portfolio, SEC File No.: 811-08399

Total Return Portfolio, SEC File No.: 811-08399

Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio, SEC File No.: 811-08786

Pioneer Fund VCT Portfolio, SEC File No.: 811-08786

Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786

Pioneer Real Estate Shares VCT Portfolio, SEC File No.: 811-08786

Seligman Portfolios, Inc.

Seligman Smaller-Cap Value Portfolio, SEC File No.: 811-05221

Transamerica Series Trust

Transamerica Convertible Securities VP, SEC File No.: 811-04419

Transamerica WMC Diversified Growth VP, SEC File No.: 811-04419

Transamerica Growth Opportunities VP, SEC File No.: 811-04419

Transamerica Small/Mid Cap Value VP, SEC File No.: 811-04419

Wanger Advisors Trust

Wanger International, SEC File No.: 811-08748

Wanger USA, SEC File No.: 811-08748

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith General Counsel